Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
L3Harris Technologies Inc.	23,155	$3,897,681
Lockheed Martin Corp.	22,853	8,660,602
Northrop Grumman Corp.	16,004	5,201,460

		17,759,743

Air Freight & Logistics — 0.6%
FedEx Corp.	27,723	4,668,553

Beverages — 5.1%
Brown-Forman Corp., Class A	8,579	542,536
Brown-Forman Corp., Class B, NVS	27,922	1,936,112
Coca-Cola Co. (The)	337,026	15,921,108
Constellation Brands Inc., Class A	20,038	3,570,772
Keurig Dr Pepper Inc.	66,341	2,029,371
PepsiCo Inc.	120,844	16,635,385

		40,635,284

Biotechnology — 4.3%
AbbVie Inc.	154,555	14,668,815
Amgen Inc.	52,662	12,884,812
Regeneron Pharmaceuticals Inc.(a)	10,032	6,340,926

		33,894,553

Capital Markets — 3.5%
BlackRock Inc.(b)	14,573	8,379,621
Blackstone Group Inc. (The), Class A	73,916	3,938,244
Charles Schwab Corp. (The)	122,767	4,069,726
CME Group Inc.	35,311	5,867,982
Intercontinental Exchange Inc.	56,067	5,426,164

		27,681,737

Chemicals — 3.0%
Air Products & Chemicals Inc.	22,549	6,463,220
Linde PLC	47,954	11,754,005
Sherwin-Williams Co. (The)	8,545	5,536,476

		23,753,701

Commercial Services & Supplies — 0.6%
Waste Management Inc.	41,992	4,602,323

Consumer Finance — 0.8%
American Express Co.	64,230	5,993,944

Diversified Financial Services — 4.1%
Berkshire Hathaway Inc., Class B(a)	163,457	32,001,611

Electric Utilities — 1.6%
NextEra Energy Inc.	44,071	12,370,730

Electrical Equipment — 0.5%
Emerson Electric Co.	66,251	4,108,225

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	35,499	3,754,374

Entertainment — 3.7%
Activision Blizzard Inc.	77,683	6,418,946
Electronic Arts Inc.(a)	32,366	4,583,673
Walt Disney Co. (The)	155,747	18,213,054

		29,215,673

Equity Real Estate Investment Trusts (REITs) — 1.6%
Digital Realty Trust Inc.	29,787	4,782,005
Prologis Inc.	71,411	7,528,148

		12,310,153

Security	Shares	Value

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	39,421	$12,832,718

Health Care Equipment & Supplies — 8.1%
Abbott Laboratories	155,539	15,653,445
Baxter International Inc.	54,259	4,686,892
Becton Dickinson and Co.	28,625	8,053,357
Boston Scientific Corp.(a)	146,701	5,658,258
Danaher Corp.	57,462	11,710,756
Medtronic PLC	120,350	11,611,368
Stryker Corp.	31,940	6,174,002

		63,548,078

Health Care Providers & Services — 5.9%
Anthem Inc.	24,541	6,719,326
Centene Corp.(a)	64,595	4,214,824
Cigna Corp.(a)	35,648	6,156,053
Humana Inc.	13,600	5,337,320
UnitedHealth Group Inc.	80,635	24,414,665

		46,842,188

Hotels, Restaurants & Leisure — 3.1%
McDonald’s Corp.	66,001	12,822,675
Starbucks Corp.	108,936	8,336,872
Yum! Brands Inc.	36,384	3,312,763

		24,472,310

Industrial Conglomerates — 1.2%
Honeywell International Inc.	64,416	9,621,818

Insurance — 2.1%
Aon PLC, Class A	24,738	5,076,733
Marsh & McLennan Companies Inc.	51,822	6,042,445
Progressive Corp. (The)	61,706	5,574,520

		16,693,698

Internet & Direct Marketing Retail — 0.8%
Booking Holdings Inc.(a)	3,990	6,631,899

IT Services — 4.7%
Accenture PLC, Class A	57,019	12,816,731
Cognizant Technology Solutions Corp., Class A	63,781	4,357,518
Fidelity National Information Services Inc.	58,024	8,489,491
Fiserv Inc.(a)	56,463	5,634,443
Global Payments Inc.	30,360	5,404,687

		36,702,870

Life Sciences Tools & Services — 2.3%
IQVIA Holdings Inc.(a)	22,280	3,528,929
Thermo Fisher Scientific Inc.	35,207	14,573,938

		18,102,867

Multi-Utilities — 0.5%
Sempra Energy	32,526	4,048,186

Multiline Retail — 0.6%
Dollar General Corp.	26,341	5,015,326

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources Inc.	67,988	3,185,238

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	202,731	11,892,200
Eli Lilly & Co.	75,831	11,396,641
Merck & Co. Inc.	218,746	17,552,179

		40,841,020

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 1.4%
Union Pacific Corp.	61,541	$10,668,132

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices Inc.	39,093	4,489,831
Applied Materials Inc.	93,598	6,021,159
Lam Research Corp.	15,607	5,886,336
Texas Instruments Inc.	83,157	10,606,676

		27,004,002

Software — 1.3%
Oracle Corp.	189,671	10,517,257

Specialty Retail — 6.2%
Home Depot Inc. (The)	91,606	24,320,477
Lowe’s Companies Inc.	69,832	10,398,683
O’Reilly Automotive Inc.(a)	8,683	4,145,091
Ross Stores Inc.	40,632	3,643,471
TJX Companies Inc. (The)	117,894	6,129,309

		48,637,031

Technology Hardware, Storage & Peripherals — 17.9%
Apple Inc.	333,126	141,591,875

Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.(a)	63,440	6,812,187

Total Common Stocks — 99.7% (Cost: $607,582,550)		786,519,304

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(b)(c)	1,613,000	$1,613,000

Total Short-Term Investments — 0.2% (Cost: $ 1,613,000)		1,613,000

Total Investments in Securities — 99.9% (Cost: $ 609,195,550)		788,132,304

Other Assets, Less Liabilities — 0.1%		686,297

Net Assets — 100.0%		$788,818,601

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,078,621	$—	$(3,078,024	)(b)	$1,501	$(2,098)	$—	—	$4,201	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,933,000	—	(320,000	)(b)	—	—	1,613,000	1,613,000	506		—
BlackRock Inc.	7,133,988	2,161,838	(2,175,965)		321,754	938,006	8,379,621	14,573	64,944		—

					$323,255	$935,908	$9,992,621		$69,651		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	13	09/18/20	$2,121	$124,283

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Large-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$786,519,304	$—	$—	$786,519,304
Money Market Funds	1,613,000	—	—	1,613,000

	$788,132,304	$—	$—	$788,132,304

Derivative financial instruments(a)
Assets
Futures Contracts	$124,283	$—	$—	$124,283

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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